Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000170323 [Member] | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000170323 [Member] | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000170323 [Member] | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000170323 [Member] | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000170323 [Member] | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000170323 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000170323 [Member] | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.78%
C000170324 [Member] | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000170324 [Member] | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000170324 [Member] | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000170324 [Member] | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000170324 [Member] | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000170324 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000170324 [Member] | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.78%
C000016538 [Member] | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000016538 [Member] | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000016538 [Member] | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000016538 [Member] | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000016538 [Member] | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
C000016538 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000016538 [Member] | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.78%
C000016539 [Member] | Zero To 1 Months [Member]
Holdings [Line Items]
Percent of Total Investments	14.38%
C000016539 [Member] | One To 4 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.22%
C000016539 [Member] | Four To 7 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000016539 [Member] | Seven To 8 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.31%
C000016539 [Member] | Eight To 13 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.24%
C000016539 [Member] | Thirteen To 17 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.26%
C000016539 [Member] | seventeen To 20 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.22%
C000016539 [Member] | Twenty To 29 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.07%
C000170326 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.27%
C000170326 [Member] | BBB Plus to BBB Minus [Member]
Holdings [Line Items]
Percent of Total Investments	66.29%
C000170326 [Member] | A Plus to A Minus [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
C000170326 [Member] | AA Plus to AA Minus [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000170325 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.27%
C000170325 [Member] | BBB Plus to BBB Minus [Member]
Holdings [Line Items]
Percent of Total Investments	66.29%
C000170325 [Member] | A Plus to A Minus [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
C000170325 [Member] | AA Plus to AA Minus [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000016540 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.27%
C000016540 [Member] | BBB Plus to BBB Minus [Member]
Holdings [Line Items]
Percent of Total Investments	66.29%
C000016540 [Member] | A Plus to A Minus [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
C000016540 [Member] | AA Plus to AA Minus [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000016541 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000016541 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000016541 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000016541 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000016541 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000016541 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000016541 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000016541 [Member] | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000016541 [Member] | Electrical Equipment And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.37%
C000016541 [Member] | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000016541 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000016541 [Member] | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000016541 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000016541 [Member] | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016541 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000170327 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000170327 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000170327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000170327 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000170327 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000170327 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000170327 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000170327 [Member] | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000170327 [Member] | Electrical Equipment And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.37%
C000170327 [Member] | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000170327 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000170327 [Member] | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000170327 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000170327 [Member] | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170327 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000170328 [Member] | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000170328 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000170328 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000170328 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000170328 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000170328 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
C000170328 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000170328 [Member] | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000170328 [Member] | Electrical Equipment And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.37%
C000170328 [Member] | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000170328 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000170328 [Member] | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000170328 [Member] | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000170328 [Member] | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170328 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%